Statement to Securityholder

Ally Auto Receivables Trust 2011-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/15/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-3

5. Collateral Summary	Collection Period, Begin:	12/1/2011

	Collection Period, End:	12/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2012

	Distribution Date:	1/17/2012
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005JAA7	223,000,000.00	0.00	0.22957000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005JAB5	306,000,000.00	292,073,621.81	0.39830000	29,155,949.43	106,638.51	29,262,587.94	0.00	0.00	262,917,672.38
A-3	02005JAC3	332,000,000.00	332,000,000.00	0.97000000	0.00	268,366.67	268,366.67	0.00	0.00	332,000,000.00
A-4	02005JAD1	140,040,000.00	140,040,000.00	1.61000000	0.00	187,887.00	187,887.00	0.00	0.00	140,040,000.00
B	02005JAE9	29,050,000.00	29,050,000.00	2.09000000	0.00	50,595.42	50,595.42	0.00	0.00	29,050,000.00
C	02005JAF6	30,120,000.00	30,120,000.00	2.39000000	0.00	59,989.00	59,989.00	0.00	0.00	30,120,000.00
D	02005JAG4	13,440,000.00	13,440,000.00	2.79000000	0.00	31,248.00	31,248.00	0.00	0.00	13,440,000.00
Deal Totals		1,073,650,000.00	836,723,621.81		29,155,949.43	704,724.60	29,860,674.03	0.00	0.00	807,567,672.38

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	954.48896016	95.28088049	0.34849186	95.62937235	0.00000000	859.20807967
A-3	1,000.00000000	0.00000000	0.80833334	0.80833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.34166667	1.34166667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.74166678	1.74166678	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166667	1.99166667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:			779.32624394
Ending Aggregate Note Pool Factor:			752.17032774

Beginning Reserve Account Balance Factor:			1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:			0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:			0.00000000
Ending Reserve Account Balance Factor:			1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End
A-1	0.00	12/15/2011	1/16/2012	Actual/360	N/A	N/A	0.22957000	0.22957000	0.00
A-2	292,073,621.81	12/15/2011	1/16/2012	Actual/360	0.27830000	0.12000000	N/A	0.39830000	106,638.51
A-3	332,000,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	0.97000000	0.97000000	268,366.67
A-4	140,040,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	1.61000000	1.61000000	187,887.00
B	29,050,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	2.09000000	2.09000000	50,595.42
C	30,120,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	2.39000000	2.39000000	59,989.00
D	13,440,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	2.79000000	2.79000000	31,248.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest Distribution	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)		Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	106,638.51	0.00	106,638.51	0.00
A-3	0.00	268,366.67	0.00	268,366.67	0.00
A-4	0.00	187,887.00	0.00	187,887.00	0.00
B	0.00	50,595.42	0.00	50,595.42	0.00
C	0.00	59,989.00	0.00	59,989.00	0.00
D	0.00	31,248.00	0.00	31,248.00	0.00
Deal Totals	0.00	704,724.60	0.00	704,724.60	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

4. Collections and Distributions

Collections
Receipts During the Period	33,114,300.91
Administrative Purchase Payments	92,360.25
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	347,657.50
Other Fees or Expenses Paid	0.00
Total Collections	33,554,318.66

Beginning Reserve Account Balance	5,379,041.57
Total Available Amount	38,933,360.23

Distributions
Total Available Amount	38,933,360.23
Basic Servicing Fee	739,418.14
Aggregate Class A Interest Distributable Amount	562,892.18
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	50,595.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,989.00
Third Priority Principal Distributable Amount	4,957,866.30
Aggregate Class D Interest Distributable Amount	31,248.00
Fourth Priority Principal Distributable Amount	13,440,000.00
Reserve Account Deposit	5,379,041.57
Noteholders' Regular Principal Distributable Amount	10,758,083.13
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	2,954,226.49

Supplemental Servicing Fees	29,128.47
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	45,965	40,643	39,974

Deal Totals	Aggregate Receivables Principal Balance	1,075,808,313.04	847,481,704.94	818,325,755.51

	Aggregate Amount Financed	1,131,002,551.01	887,301,766.53	856,169,583.08

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted
	Weighted	Weighted	Average Coupon	Weighted Average	Weighted	Average Original	Weighted	Weighted	Average
	Average Coupon	Average Coupon		Original Maturity	Average Original	Maturity	Average	Average	Remaining
					Maturity		Remaining	Remaining	Maturity
							Maturity	Maturity
Deal Totals	3.84000000	3.77788604	3.77389637	63.26	63.22	63.21	57.07	50.51	49.59

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.70%	1.60%	1.39%	1.43%	1.28%	1.26%	1.21%	1.30%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	871,735,674.81	141,699.38	0.1951%	39,974	41	0.1026%
Preceding	902,587,797.94	90,689.36	0.1206%	40,643	31	0.0763%
Next Preceding	933,754,435.13	188,519.24	0.2423%	41,292	34	0.0823%
Three Month Average			0.1860%			0.0871%

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,131,002,551.01	648,283.36	0.0573%	31 - 60 days	193	4,545,343.23
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-3 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	35	876,212.10
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	6	188,507.53

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	102	2,158,729.72
1. Prior Period Bankruptcies reflect currently active accounts.				Current Period	19	421,705.09
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies				Inventory Charged Off[2]	16	316,196.86
				Ending Inventory	105	2,264,237.95

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve
				Draws	Releases		Account Balance
Cash Reserve	5,379,041.57	5,379,041.57	0.00	0.00	0.00	5,379,041.57	5,379,041.57

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,158,313.04
Current Overcollateralization	10,758,083.13
Overcollateralization Target	10,758,083.13

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2011-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-3 will perform in the future.

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